Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Debt	Debt
Senior first lien note
On December 31, 2020, the Company executed an agreement with Hudson Structured Capital Management Ltd. (“HSCM”) to secure a $150 million Senior First Lien Note (“Senior Debt”). On January 14, 2021 the Company executed a notice of borrowing, committing the Company to borrow $150 million under the terms and conditions of the Senior Debt. The Senior Debt was funded, by the lenders, which are affiliates of HSCM on January 29, 2021 (“Funding Date”). The Senior Debt matures 5 years from the Funding Date. Under the agreement, the Senior Debt will bear interest of 11.25% per annum, 5.0% of which will be paid on a current cash basis and the remainder to accrue and be added to the outstanding principal balance. Interest shall be compounded quarterly. If at any time the Company is in an event of default under the Senior Debt, outstanding amounts shall bear interest at the default interest rate of 15.00%. Upon funding, the Company issued penny warrants to affiliates of HSCM equal to 1.35% of the Company’ fully diluted shares. The warrants have a 10-year duration, subject to customary anti-dilution provisions, and include a cashless exercise option. The Senior Debt is secured by a first-priority pledge and security interest in all of the assets (tangible and intangible) of the Company and any of its existing and future domestic subsidiaries. The Company is subject to customary affirmative, negative and financial covenants, including, among other things, minimum liquidity at all times of $20 million, minimum consolidated revenue of $130 million, limits on the incurrence of indebtedness, restrictions on asset sales outside the ordinary course of business and material acquisitions, limitations on dividends and other restricted payments. The Senior Debt also includes customary events of default for facilities of this type and provides that, if an event of default occurs and is continuing, the Senior Debt will amortize requiring regular payments on a straight-line basis over the proceeding 24-month calendar period, but not to extend beyond the maturity date.
Loan from a related party
As part of the North American Title Acquisition, Lennar issued the Company a note for $87.0 million at the Close Date (the “Loan”). As of December 31, 2020, the Loan had an outstanding balance of $65.5 million. The Loan was paid in full in January 2021. Upon repayment of the Loan, Lennar forfeited its seat on the board of directors that was associated with the Loan.
Debt
Senior first lien note
On December 31, 2020, the Company executed an agreement with Hudson Structured Capital Management (“HSCM”) to secure a $150 million Senior First Lien Note (“Senior Debt”). The Senior Debt was funded on January 29, 2021 (“Funding Date”). The Senior Debt matures 5 years from the Funding Date. Under the agreement, the Senior Debt will bear interest of 11.25% per annum, 5.0% of which will be paid on a current cash basis and the remainder to accrue and be added to the outstanding principal balance. Interest shall be compounded quarterly. If at any time the Company is in an event of default under the Senior Debt, outstanding amounts shall bear interest at the default interest rate of 15.00%. Upon funding, the Company issued penny warrants to affiliates of HSCM equal to 1.35% of the Company’ fully diluted shares. The warrants have a 10-year duration, subject to customary anti-dilution provisions, and include a cashless exercise option. The Senior Debt will be secured by a first-priority pledge and security interest in all of the assets (tangible and intangible) of the Company and any of its existing and future domestic subsidiaries. The Company is subject to customary affirmative, negative and financial covenants, including, among other things, minimum liquidity at all times of $20 million, minimum consolidated revenue of $130 million, limits on the incurrence of indebtedness, restrictions on asset sales outside the ordinary course of business and material acquisitions, limitations on dividends and other restricted payments. The Senior Debt also includes customary events of default for facilities of this type and provides that, if an event of default occurs and is continuing, the Senior Debt will amortize requiring regular payments on a straight-line basis over the proceeding 24-month calendar period, but not to extend beyond the maturity date.
Loan from a related party
As part of the North American Title Acquisition, Lennar issued the Company a note for $87.0 million at the Close Date (the “Loan”).
The Loan matures on January 7, 2029, with provisions for an acceleration of maturity in the event of default. Principal payments of 2.5% per annum of the outstanding principal balance were due each month from January 2020 until the loan was repaid January 29, 2021. Quarterly, the Company prepared a cash flow computation defined in the Loan agreement and was required to remit any excess funds determined by that computation as a prepayment of Loan principal.
Each month, the unpaid principal balance was increased for paid-in-kind interest computed at a rate of 3.5% per annum. Paid-in-kind interest was considered and referred to as principal when accrued. Interest was calculated monthly on the outstanding Loan principal at a rate computed each month. Interest was computed as the LIBOR one-month rate plus a fixed rate of 5.0% per annum until the repayment of the Loan. On a monthly basis, the Company met certain criteria, as such the interest portion of the Loan was paid-in-kind whereby the interest was not paid, but instead became part of the then outstanding principal balance on the Loan.
The Loan contained covenants including monthly, quarterly and annual financial reporting requirements, timely notice requirements on the occurrence of significant events such as litigation or insurance events, and limitations on the sale of equity interests and assets. The Company was in compliance with all Loan covenants at December 31, 2020.
The Company repaid $4.0 million of Loan principal at the Close Date with excess operating cash. On October 10, 2019, the Company made additional borrowings of $4.0 million under the Loan in connection with a settlement of amounts due between the Company and Lennar for shared services rendered under a transition services agreement (see Note 14 for additional information). On December 5, 2019, Lennar received 732,891 shares of Series C preferred stock of the Company in exchange for $8.9 million of cash, or $12.09 per share. The Company, in turn, used this cash to repay principal on the Loan of the same amount.
The Loan consisted of the following:

	December 31
	2020	2019
Loan balance	$65,532	$87,500
Outstanding principal	65,484	87,316
Accrued interest	48	184
During the year ended December 31, 2020, $6.5 million of interest was treated as paid-in-kind and added to the principal balance. Principal payments on the Loan of $28.4 million were made during the year ended December 31, 2020 and the Loan was paid in full in January 2021 (see Note 21 for additional information). Upon repayment of the Loan, Lennar forfeited its seat on the board of directors that was associated with the Loan.
Convertible notes
The convertible notes qualify as a derivative and hedging instrument under ASC 825, Derivatives and Hedging. Effective on the date of each convertible note, the Company elected the fair value option under ASC 825-10-15, Financial Instruments, on the principal portions of the convertible notes. The Company has elected the fair value option to measure the carrying value of convertible notes as of the dates of the consolidated balance sheets presented.
As disclosed in Note 11, on the Close Date, the Company’s convertible notes were converted to Series A-1 preferred stock and Series A-2 preferred stock in the Company.
Note payable associated with acquisition of FTS Agency
During 2019, the Company repaid the $0.5 million promissory note that was used on the Close Date related to the acquisition of the remaining 49% interest in FTS Agency.